UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.8%

Security	Principal Amount (000’s omitted)	Value
Education — 17.1%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$1,370	$1,489,053
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	395	450,233
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	178,830
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	81,836
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/23	65	75,293
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	413,558
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,016,149
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	138,048
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,385,904
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	362,640
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	231,307
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	155,942
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	466,933
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	486,782
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	511,587
University of California, 5.25%, 5/15/39	1,000	1,127,930

		$8,572,025

Electric Utilities — 8.9%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$871,032
Puerto Rico Electric Power Authority, 5.25%, 7/1/29	1,050	1,115,131
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	479,669
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	142,413
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,132,650
Vernon, Electric System Revenue, 5.125%, 8/1/21	675	754,994

		$4,495,889

General Obligations — 15.2%
California, 5.50%, 11/1/35	$1,300	$1,494,168
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	100	108,857
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	110	118,193
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	120	128,347
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	120	130,112
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	145	156,862
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	520	574,449

Security	Principal Amount (000’s omitted)	Value
Menlo Park City School District, 5.00%, 7/1/29(1)	$235	$281,316
Menlo Park City School District, 5.00%, 7/1/30(1)	260	309,239
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,104,690
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	826,078
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	522,422
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/33	350	403,130
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	466,555

		$7,624,418

Hospital — 14.9%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,330	$1,451,229
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,425	1,524,864
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	856,972
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	800	857,432
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,122,880
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	355	372,711
Washington Township Health Care District, 5.00%, 7/1/32	555	570,690
Washington Township Health Care District, 5.25%, 7/1/29	750	753,383

		$7,510,161

Insured-Education — 10.1%
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$420	$463,508
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	1,000	1,103,590
California State University, (AGM), (BHAC), 5.00%, 11/1/39(2)	2,000	2,145,620
California State University, (AMBAC), 5.00%, 11/1/33	1,335	1,351,954

		$5,064,672

Insured-Electric Utilities — 8.7%
Glendale, Electric System Revenue, (NPFG), 5.00%, 2/1/32	$1,475	$1,506,536
Los Angeles Department of Water and Power, Electric System Revenue, (AMBAC), (BHAC), 5.00%, 7/1/26(2)	1,500	1,723,740
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,125,160

		$4,355,436

Insured-Escrowed/Prerefunded — 12.6%
California Educational Facilities Authority, (Pepperdine University), (FGIC), (NPFG), Prerefunded to 9/1/12, 5.00%, 9/1/33	$180	$181,499
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,544,979
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	1,025	1,377,047
Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,683,693
Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	395	520,926

		$6,308,144

Insured-General Obligations — 23.8%
Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$725	$789,112

Security	Principal Amount (000’s omitted)	Value
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$1,664,899
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	520,630
Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,500	1,659,270
Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	6,675	1,916,392
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	588,323
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,392,913
Riverside Community College District, (Election of 2004), (AGM), (NPFG), 5.00%, 8/1/32	1,040	1,170,114
Union Elementary School District, (Election of 1999), (FGIC), (NPFG), 0.00%, 9/1/22	3,200	2,251,744

		$11,953,397

Insured-Hospital — 6.3%
California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(2)	$1,250	$1,315,838
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(2)	1,750	1,872,955

		$3,188,793

Insured-Lease Revenue/Certificates of Participation — 7.2%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,250	$1,704,725
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(2)	1,750	1,893,710

		$3,598,435

Insured-Special Tax Revenue — 10.9%
Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$1,400	$1,406,958
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	1,535	1,266,191
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	430	456,845
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	5,655	478,809
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	3,215	482,925
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,225	1,370,628

		$5,462,356

Insured-Transportation — 3.8%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27(3)	$3,520	$1,545,526
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	344,276

		$1,889,802

Insured-Water and Sewer — 8.7%
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,235	$1,306,667
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	100	113,217
East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32(2)	1,600	1,811,472
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	445	482,838
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	665	683,188

		$4,397,382

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 6.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,662,631
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,502,332

		$3,164,963

Transportation — 13.0%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$1,190	$1,397,869
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	627,631
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	1,060	1,175,922
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,486,750
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	689,572
San Jose, Airport Revenue, 5.00%, 3/1/20	1,000	1,173,820

		$6,551,564

Water and Sewer — 2.3%
Metropolitan Water District of Southern California, 5.00%, 1/1/39	$1,050	$1,154,706

		$1,154,706

Total Tax-Exempt Investments — 169.8% (identified cost $79,184,493)		$85,292,143

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (51.2)%		$(25,700,578)

Other Assets, Less Liabilities — (18.6)%		$(9,360,776)

Net Assets Applicable to Common Shares — 100.0%		$50,230,789

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2012, 54.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 19.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $380,922.

A summary of open financial instruments at June 30, 2012 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
9/12	25 U.S. 10-Year Treasury Note	Short	$(3,319,876)	$(3,334,375)	$(14,499)
9/12	28 U.S. 30-Year Treasury Bond	Short	(4,122,949)	(4,143,125)	(20,176)

					$(34,675)

At June 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $34,675.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$69,090,293

Gross unrealized appreciation	$7,425,415
Gross unrealized depreciation	(1,108,565)

Net unrealized appreciation	$6,316,850

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$85,292,143	$—	$85,292,143
Total Investments	$—	$85,292,143	$—	$85,292,143

Liability Description
Futures Contracts	$(34,675)	$—	$—	$(34,675)
Total	$(34,675)	$—	$—	$(34,675)

The Fund held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At June 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: August 27, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: August 27, 2012